15005381

Nasdaq

Received SEC

MAR 3 1 2015

Washington, DC 20549

William Slattery, CFA
Vice President
Listing Qualifications

CERTNAS
001-36901

By Electronic Mail

March 31, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on March 27, 2015 The Nasdaq Stock Market (the "Exchange") received from Videocon d2h Limited (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American Depositary Shares, each representing four equity shares
Equity Shares, face value 10 rupees per share*

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

*Not for trading, but only in connection with the listing of the American Depositary Shares on The NASDAQ Stock Market LLC. The American Depositary Shares each represent four equity shares, face value 10 rupees per share, and are being registered under the Securities Act of 1933, as amended, pursuant to a separate Registration Statement on Form F-6. Accordingly, the American Depositary Shares are exempt from the operation of Section 12(a) of the Securities Exchange Act of 1934, as amended, pursuant to Rule 12a-8.